Organization and Business Description - Schedule of Consolidated Financial Statements Reflect the Activities of PTL Limited (Details)	12 Months Ended
Dec. 31, 2025
Petrolink Energy Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of PTL Limited [Line Items]
Date of Incorporation	Jun. 21, 2013
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Providing marine fuel logistics services and one-stop solutions for vessel refuelling
Petrolink Energy Pte. Ltd. [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of PTL Limited [Line Items]
Date of Incorporation	Feb. 05, 2024
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Sales office